Financial risk management - Schedule of undiscounted cash flow analysis for lease liabilities, financial liabilities and financial assets (Details) - Liquidity risk - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Non-current financial assets
Non-current interest-bearing financial investments	€ 396	€ 496
Other non-current financial assets	90	113
Current financial assets
Other non-current financial assets excluding derivatives	230	417
Current interest-bearing financial investments	963	1,669
Cash and cash equivalents	5,522	6,653
Cash flows related to derivative financial assets net settled:
Derivative contracts – receipts	36	(1)
Cash flows related to derivative financial assets gross settled:
Derivative contracts – receipts	6,687	9,158
Derivative contracts – payments	(6,619)	(8,967)
Trade receivables	5,178	5,501
Non-current financial and lease liabilities
Long-term interest-bearing liabilities	(3,045)	(3,836)
Long-term lease liabilities	(987)	(732)
Other non-current financial liabilities	(28)	(45)
Current financial and lease liabilities
Short-term interest-bearing liabilities	(1,098)	(989)
Short-term lease liabilities	(240)	(239)
Other financial liabilities excluding derivatives	(10)	(492)
Cash flows related to derivative financial liabilities net settled:
Derivative contracts – payments	(2)	(23)
Cash flows related to derivative financial liabilities gross settled:
Derivative contracts – receipts	5,868	8,826
Derivative contracts – payments	(6,001)	(9,057)
Discounts without performance obligations	(294)	(380)
Trade payables	(2,978)	(3,213)
Commitments given and obtained
Loan commitments given undrawn	(7)	(11)
Loan commitments obtained undrawn	2,420	1,557
Venture fund commitments undrawn	(221)	(306)
Financial instruments with call period less than three months	495	306
Due within 3 months
Non-current financial assets
Non-current interest-bearing financial investments	2	3
Other non-current financial assets	0	0
Current financial assets
Other non-current financial assets excluding derivatives	140	318
Current interest-bearing financial investments	870	1,390
Cash and cash equivalents	4,989	6,351
Cash flows related to derivative financial assets net settled:
Derivative contracts – receipts	2	(6)
Cash flows related to derivative financial assets gross settled:
Derivative contracts – receipts	4,543	5,492
Derivative contracts – payments	(4,505)	(5,428)
Trade receivables	4,275	4,529
Non-current financial and lease liabilities
Long-term interest-bearing liabilities	(8)	(21)
Long-term lease liabilities	0	0
Other non-current financial liabilities	(11)	(12)
Current financial and lease liabilities
Short-term interest-bearing liabilities	(1,095)	(603)
Short-term lease liabilities	(71)	(64)
Other financial liabilities excluding derivatives	(3)	(490)
Cash flows related to derivative financial liabilities net settled:
Derivative contracts – payments	(4)	(2)
Cash flows related to derivative financial liabilities gross settled:
Derivative contracts – receipts	3,635	5,517
Derivative contracts – payments	(3,675)	(5,635)
Discounts without performance obligations	(124)	(222)
Trade payables	(2,841)	(3,049)
Commitments given and obtained
Loan commitments given undrawn	(4)	(5)
Loan commitments obtained undrawn	(1)	(1)
Venture fund commitments undrawn	(221)	(306)
Due between 3 and 12 months
Non-current financial assets
Non-current interest-bearing financial investments	4	5
Other non-current financial assets	0	0
Current financial assets
Other non-current financial assets excluding derivatives	90	99
Current interest-bearing financial investments	93	279
Cash and cash equivalents	134	114
Cash flows related to derivative financial assets net settled:
Derivative contracts – receipts	9	3
Cash flows related to derivative financial assets gross settled:
Derivative contracts – receipts	1,792	2,471
Derivative contracts – payments	(1,773)	(2,416)
Trade receivables	864	933
Non-current financial and lease liabilities
Long-term interest-bearing liabilities	(101)	(103)
Long-term lease liabilities	0	0
Other non-current financial liabilities	0	0
Current financial and lease liabilities
Short-term interest-bearing liabilities	(3)	(386)
Short-term lease liabilities	(169)	(175)
Other financial liabilities excluding derivatives	(7)	(2)
Cash flows related to derivative financial liabilities net settled:
Derivative contracts – payments	1	(14)
Cash flows related to derivative financial liabilities gross settled:
Derivative contracts – receipts	711	1,400
Derivative contracts – payments	(727)	(1,458)
Discounts without performance obligations	(145)	(149)
Trade payables	(102)	(126)
Commitments given and obtained
Loan commitments given undrawn	(3)	(6)
Loan commitments obtained undrawn	(3)	148
Venture fund commitments undrawn	0	0
Due between 1 and 3 years
Non-current financial assets
Non-current interest-bearing financial investments	373	359
Other non-current financial assets	46	57
Current financial assets
Other non-current financial assets excluding derivatives	0	0
Current interest-bearing financial investments	0	0
Cash and cash equivalents	145	80
Cash flows related to derivative financial assets net settled:
Derivative contracts – receipts	9	(1)
Cash flows related to derivative financial assets gross settled:
Derivative contracts – receipts	352	1,081
Derivative contracts – payments	(341)	(1,017)
Trade receivables	39	39
Non-current financial and lease liabilities
Long-term interest-bearing liabilities	(1,181)	(1,345)
Long-term lease liabilities	(315)	(294)
Other non-current financial liabilities	(9)	(23)
Current financial and lease liabilities
Short-term interest-bearing liabilities	0	0
Short-term lease liabilities	0	0
Other financial liabilities excluding derivatives	0	0
Cash flows related to derivative financial liabilities net settled:
Derivative contracts – payments	1	(10)
Cash flows related to derivative financial liabilities gross settled:
Derivative contracts – receipts	801	965
Derivative contracts – payments	(835)	(1,013)
Discounts without performance obligations	(20)	(6)
Trade payables	(35)	(25)
Commitments given and obtained
Loan commitments given undrawn	0	0
Loan commitments obtained undrawn	928	1,410
Venture fund commitments undrawn	0	0
Due between 3 and 5 years
Non-current financial assets
Non-current interest-bearing financial investments	17	129
Other non-current financial assets	1	8
Current financial assets
Other non-current financial assets excluding derivatives	0	0
Current interest-bearing financial investments	0	0
Cash and cash equivalents	10	83
Cash flows related to derivative financial assets net settled:
Derivative contracts – receipts	8	(1)
Cash flows related to derivative financial assets gross settled:
Derivative contracts – receipts	0	114
Derivative contracts – payments	0	(106)
Trade receivables	0	0
Non-current financial and lease liabilities
Long-term interest-bearing liabilities	(301)	(926)
Long-term lease liabilities	(205)	(172)
Other non-current financial liabilities	(8)	(10)
Current financial and lease liabilities
Short-term interest-bearing liabilities	0	0
Short-term lease liabilities	0	0
Other financial liabilities excluding derivatives	0	0
Cash flows related to derivative financial liabilities net settled:
Derivative contracts – payments	0	3
Cash flows related to derivative financial liabilities gross settled:
Derivative contracts – receipts	56	160
Derivative contracts – payments	(59)	(174)
Discounts without performance obligations	0	(3)
Trade payables	0	(12)
Commitments given and obtained
Loan commitments given undrawn	0	0
Loan commitments obtained undrawn	1,496	0
Venture fund commitments undrawn	0	0
Due beyond 5 years
Non-current financial assets
Non-current interest-bearing financial investments	0	0
Other non-current financial assets	43	48
Current financial assets
Other non-current financial assets excluding derivatives	0	0
Current interest-bearing financial investments	0	0
Cash and cash equivalents	244	25
Cash flows related to derivative financial assets net settled:
Derivative contracts – receipts	8	4
Cash flows related to derivative financial assets gross settled:
Derivative contracts – receipts	0	0
Derivative contracts – payments	0	0
Trade receivables	0	0
Non-current financial and lease liabilities
Long-term interest-bearing liabilities	(1,454)	(1,441)
Long-term lease liabilities	(467)	(266)
Other non-current financial liabilities	0	0
Current financial and lease liabilities
Short-term interest-bearing liabilities	0	0
Short-term lease liabilities	0	0
Other financial liabilities excluding derivatives	0	0
Cash flows related to derivative financial liabilities net settled:
Derivative contracts – payments	0	0
Cash flows related to derivative financial liabilities gross settled:
Derivative contracts – receipts	665	784
Derivative contracts – payments	(705)	(777)
Discounts without performance obligations	(5)	0
Trade payables	0	(1)
Commitments given and obtained
Loan commitments given undrawn	0	0
Loan commitments obtained undrawn	0	0
Venture fund commitments undrawn	€ 0	€ 0